Disclosures About Offsetting Assets And Liabilities (Financial Liabilities And Derivative Liabilities That Are Subject To Offset) (Details) - USD ($) $ in Thousands		Dec. 31, 2016	Dec. 31, 2015
Offsetting [Abstract]
Gross amounts of recognized liabilities, Securities lending	[1]	$ (478,814)	$ (329,670)
Net amounts presented in the Statement of Financial Condition, Securities lending	[1]	(478,814)	(329,670)
Gross amounts not offset in the Statement of Financial Position, Financial instruments, Securities lending	[1]	291,793	182,399
Gross amounts not offset in the Statement of Financial Position, Collateral pledged, Securities lending	[1]	175,849	132,784
Securities lending, Net amount	[1]	(11,172)	(14,487)
Gross amounts of recognized liabilities, Securities purchased under agreements to resell	[2]	(268,546)	(278,674)
Net amounts presented in the Statement of Financial Condition, Securities purchased under agreements to resell	[2]	(268,546)	(278,674)
Gross amounts not offset in the Statement of Financial Position, Financial instruments, Securities purchased under agreements to resell	[2]	216,542	160,423
Gross amounts not offset in the Statement of Financial Position, Collateral pledged, Securities purchased under agreements to resell	[2]	52,004	118,251
Gross amount of recognized liabilities, Cash flow interest rate contracts		(1,823)	(3,591)
Net amounts presented in the Statement of Financial Condition, Cash flow interest rate contracts		(1,823)	(3,591)
Gross amounts not offset in the Statement of Financial Position, Financial instruments, Cash flow interest rate contracts		1,800
Gross amounts not offset in the Statement of Financial Position, Collateral pledged, Cash flow interest rate contracts		1,823	3,591
Gross amounts of recognized liabilities		(749,183)	(611,935)
Net amounts presented in the Statement of Financial Condition		(749,183)	(611,935)
Gross amounts not offset in the Statement of Financial Position, Financial instruments		508,335	342,822
Gross amounts not offset in the Statement of Financial Condition, Collateral pledged		229,676	254,626
Net amount		$ (11,172)	$ (14,487)

[1]	Securities lending transactions are included in payables to brokers, dealers, and clearing organizations on the consolidated statements of financial condition. See Note 5 in the notes to consolidated financial statements for additional information on payables to brokers, dealers, and clearing organizations.
[2]	Collateral pledged includes the fair value of securities pledged by our company to the counter party. These securities are included on the consolidated statements of financial condition unless we default. Collateral pledged by our company to the counter party includes U.S. government agency securities, U.S. government securities, and corporate fixed income securities with market values of $299.3 million and $285.7 million at December 31, 2016 and 2015, respectively.